Equity investment - Summary of investment in V-Click (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity investment
Balance at the beginning of year	$ 218	$ 279
Share of losses	(76)	(61)
Balance at the end of year	$ 142	$ 218